FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
28.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis include derivative assets, investment securities, securities pledged to an investor, exchangeable notes, convertible notes, warrant liabilities and put option liabilities.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2023.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,221	2,221	—	—
Securities pledged to an investor	315,796	315,796	—	—
Derivative asset	694	—	694	—
Liabilities
Put option liabilities – third parties	309,115	—	—	309,115
Warrant liabilities – Public Warrants	1,996	1,996	—	—
Warrant liabilities – Sponsor Warrants	1,344	—	—	1,344
Convertible notes – related parties	113,910	—	—	113,910
Convertible notes – third parties	74,246	—	—	74,246
Exchangeable notes	102,999	—	—	102,999

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	3,326	3,326	—	—
Derivative asset	67	—	67	—
Liabilities
Put option liabilities	11,884	—	—	11,884
Convertible notes	101,912	—	—	101,912
Exchangeable notes	454,316	—	—	454,316

Valuation Techniques

Derivative asset: Derivative asset represents forward currency contracts. The fair value is estimated by discounting the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates.

Investment securities: The Group values the listed equity securities using quoted prices for the underlying securities in active markets and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. As of December 31, 2024 and 2023, the Group’s equity securities were US$2,221 and US$3,326, respectively. The Group recorded the fair value loss of US$1,105, US$5,085 and US$2,905 in “Investment income (loss), net” in the consolidated and combined statements of comprehensive loss for the year ended December 31, 2024, 2023 and 2022, respectively.

Securities pledged to an investor: The estimated fair values of the securities are determined using available market information. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Put option liabilities, exchangeable notes and convertible notes: As the Group’s put option liabilities, exchangeable notes and convertible notes are not traded in an active market with readily observable quoted prices, the Group uses significant unobservable inputs (Level 3) to measure the fair value of the put option liabilities, exchangeable notes and convertible notes at inception and at each subsequent balance sheet date. See notes 12, 15 and 16 for information about the significant unobservable inputs used in the respective fair value measurements.

Public Warrants and Sponsor Warrants: Public Warrants is classified as Level 1 due to the use of the observed trading price. For Sponsor Warrants, see notes 13 for information about the significant unobservable inputs (Level 3) used in the fair value measurements.

The other financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivable, loan receivables and other receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities and other non-current liabilities and operating lease liabilities. As of December 31, 2024 and 2023, the fair values of operating leases liabilities approximated to their carrying values, which were due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities. As of December 31, 2024 and 2023, the carrying amounts of other financial instruments approximated to their fair values due to short term maturity of these instruments.

The Group’s non-financial assets, such as property, equipment and software and intangible assets, would be measured at fair value only if they were determined to be impaired.